Other Current Assets - Schedule of Other Current Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Regulatory assets (Note 12)	$ 52	$ 42
Prepaid expenses and other assets	49	41
Materials and supplies	21	20
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)	0	22
Other current assets	$ 122	$ 125